Financial Instruments - Summary of Fair Value Adjustment (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Fair value adjustments	£ 34	£ 21
Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	33	22
Day One profit
Disclosure of financial assets [line items]
Fair value adjustments	1	(1)
- Bid-offer and trade specific adjustments | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	8	(6)
- Uncertainty | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	27	29
- Credit risk adjustment | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	(2)	(2)
- Funding fair value adjustment | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	£ 0	£ 1